Selected Quarterly Condensed Consolidated Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Net interest income	$ 227	$ 215	$ 180	$ 158	$ 132	$ 108	$ 118	$ 114	$ 99	$ 427	$ 291	$ 705	$ 439
SG&A expense	119	104	87	84	115	84	77	114	140	269	199	390	415
Net Income (Loss)	$ 93	$ 111	$ 93	$ 72	$ 17	$ 24	$ 41	$ 0	$ (41)	$ 135	$ 89	$ 293	$ 24